Share-based compensation (Narrative) (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price | $ / shares	$ 32.41		$ 23.59
Share-based compensation related to share options		$ 0.7		$ 1.6
Deferred share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value of deferred share units granted | $ / shares	34.01		21.84
Restricted share units ("RSU") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value of restricted share units granted | $ / shares	26.68		$ 18.79
DSU and RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		$ 7.7		4.7
Closing price of the common shares | (per share)	$ 48.62	$ 35.39
Marginal income tax rate		53.30%
Employees tax obligations settlement amount related to vested RSU and DSU		$ 5.6		3.7
Employees tax obligations settlement amount related to outstanding RSU and DSU		$ 21.2		$ 11.4